CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 56,756	$ 56,330
Short-term bank deposits	326	357
Short-term marketable securities	10,817	14,274
Trade receivables, net of allowance for doubtful accounts of $6,173 and $5,223	57,337	53,423
Other accounts receivable and prepaid expenses	12,587	12,438
Inventories	47,376	49,352
Total current assets	185,199	186,174
LONG-TERM ASSETS:
Long-term deposits and others	312	292
Long-term marketable securities	18,522	15,695
Deferred tax assets, net	17,640	20,363
Severance pay fund	479	509
Investment in affiliated company	15,730	19,800
Property and equipment, net	12,529	9,823
Intangible assets, net	8,516	12,694
Goodwill	18,258	21,442
Total long-term assets	91,986	100,618
Total assets	277,185	286,792
CURRENT LIABILITIES:
Trade payables	22,659	23,045
Deferred revenues	12,838	12,481
Other accounts payable and accrued expenses	28,976	36,316
Total current liabilities	64,473	71,842
LONG-TERM LIABILITIES:
Deferred revenues	2,939	3,395
Warranty accruals	1,794	861
Contingent consideration		878
Accrued severance pay	559	603
Total long-term liabilities	5,292	5,737
Total liabilities	69,765	77,579
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: Authorized - 100,000,000 Ordinary shares; Issued – 38,356,055 and 38,336,805 shares; Outstanding – 34,730,185 and 35,274,577 shares at December 31, 2016 and 2015, respectively	91	91
Additional paid-in capital	201,671	199,048
Treasury shares at cost - 3,625,870 and 3,062,228 Ordinary shares at December 31, 2016 and 2015, respectively	(29,587)	(25,662)
Accumulated other comprehensive loss	(8,228)	(7,558)
Retained earnings	43,473	43,294
Total shareholders' equity	207,420	209,213
Total liabilities and shareholders' equity	$ 277,185	$ 286,792